Financial Risks - Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)
Americas [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | $	$ (1,486)		$ 1,195		$ (611)
Equity in functional currency | $	$ 6,228		$ 18,324		$ 19,127
United Kingdom [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | £		£ 146		£ 104		£ 60
Equity in functional currency | £		£ 1,108		£ 1,260		£ 1,391